DEFERRED GRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Grants
SCHEDULE OF REMAINING DEFERRED GRANTS

As of December 31, 2020, the remaining deferred grants as below:

Years ended December 31
2021	$245,211
2022	245,211
2023	187,995
Total deferred grants	678,417
less: current portion	(245,211)
Deferred grants- non-current	$433,206